Share-Based Compensation - Restricted and Ordinary Shares Narratives (Details)	3 Months Ended
Mar. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares vesting period	2 years 6 months
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares other than options	$ 0